Interim Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) $ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares	Jun. 30, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 7,927	$ 10,742	$ 8,814
Cost of revenues		(5,835)	(7,908)	(6,716)
Gross profit		2,092	2,834	2,098
Operating expenses:
Selling and marketing expenses		(63)	(86)	(38)
General and administrative expenses		(1,609)	(2,181)	(1,868)
Total operating expenses		(1,672)	(2,267)	(1,906)
Income from operations		420	567	192
Other income (loss):
Other income		408	554	463
Interest expense		(175)	(236)	(183)
Other expense		(47)	(64)	(119)
Change in fair value in financial instrument		(37)	(49)
Total other income (loss)		149	205	161
Income before tax expense		569	772	353
Income tax expense		(128)	(174)	(74)
Net income		441	598	279
Other comprehensive income
Foreign currency translation gain/ (loss), net of taxes		(21)	(29)	(52)
Total comprehensive income(loss)		$ 420	$ 569	$ 227
Net income per share attributable to ordinary shareholders
Basic | (per share)		$ 0.09	$ 0.12	$ 0.06
Diluted | (per share)		$ 0.09	$ 0.12	$ 0.06
Weighted average number of ordinary shares used in computing net income per share
Basic, Shares	[1]	5,006,666	5,006,666	5,006,666
Diluted,Shares	[1]	5,006,666	5,006,666	5,006,666

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements